Finance Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Receivables [Abstract]
Schedule of carrying value of finance receivables [Table Text Block]
Portfolio	Class
Term Loans
	Life Science	$12,270
Royalty Purchases
	Life Science	7,909
Total		20,179
Less: current portion		(667)
Total noncurrent portion of finance receivables		$19,512

	2013	2012
Portfolio
Term Loans
	$21,420	$6,500
Royalty Purchases
	7,866
Total	29,286	$6,500
Less: current portion	660	(230)
Total noncurrent portion of finance receivables	$28,626	$6,270

Schedule of fair value using the Black-Scholes option pricing model [Table Text Block]
Dividend rate	0%
Risk-free rate	1%
Expected life (years)	6.9
Expected volatility	98%

December 31, 2013
Dividend rate	0%
Risk-free rate	2.5%
Expected life (years)	6.6
Expected volatility	97%